Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
On December 23, 2024, Mr. Kiernan was granted a performance-based restricted stock unit award with respect to up to 38,000 shares, 5,000 of which will be earned if the average 30 day closing per share price of Company shares (the “trailing price”) exceeds $35 per share, 12,500 of which will be earned if the trailing price exceeds $40 per share and 20,500 of which will be earned if the trailing price exceeds $45 per share, in each case prior to September 30, 2027.

Such performance-based restricted stock unit awards for Mr. Kiernan described in further detail in “Executive Compensation-Employment Agreements with Named Executive Officers” below.

Pursuant to the 2015 Plan, upon the occurrence of a “Change in Control” (as defined in the 2015 Plan), all outstanding time-based equity awards will accelerate and vest unless otherwise provided in the applicable award agreement and all outstanding performance-based equity awards which are not replaced in connection with the transaction will deemed to be earned and vest on a pro rata basis, with performance achievement determined based on the greater of target and actual performance.

We do not schedule our equity grants in anticipation of the release of material, non-public information (MNPI), nor do we time the release of MNPI based upon grant dates of equity, or for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing Method
Pursuant to the 2015 Plan, upon the occurrence of a “Change in Control” (as defined in the 2015 Plan), all outstanding time-based equity awards will accelerate and vest unless otherwise provided in the applicable award agreement and all outstanding performance-based equity awards which are not replaced in connection with the transaction will deemed to be earned and vest on a pro rata basis, with performance achievement determined based on the greater of target and actual performance.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not schedule our equity grants in anticipation of the release of material, non-public information (MNPI), nor do we time the release of MNPI based upon grant dates of equity, or for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

MNPI Disclosure Timed for Compensation Value	true